UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02328

                       Boulder Growth & Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483


                      Date of fiscal year end: November 30


             Date of reporting period: July 1, 2006 - June 30, 2007


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007


                                                                                                    Matter
                                                                                                    Proposed Vote
                                                                                                    by       Cast   Vote     For
                                         Shareholder                                                Issuer   (Yes   (For     or
                   Ticker                 Meeting    Record    Meeting  Description of Matter to    or       or     or       Against
Name of Issuer     Symbol      CUSIP       Date       Date      Type    be Voted On                 Holder    No)   Against) Mngmnt


Eaton Vance
Senior Income                                                                 Election of two (2)
Trust-Common       EVF      27826S103    10/13/06    8/17/06   Annual    1    directors             Issuer   Yes    For      For


                                                                              Reports & Accounts
Diageo Plc         DEO      25243Q205    10/17/06    8/31/06   Annual    1    2006                  Issuer   Yes    For      For

                                                                              Director's
                                                                              Remuneration Report
                                                                         2    2006                  Issuer   Yes    For      For

                                                                              Declaration of
                                                                         3    Final Dividend        Issuer   Yes    For      For

                                                                              Re-election of Lord
                                                                         4    Hollick               Issuer   Yes    For      For

                                                                              Re-election of Mr.
                                                                         5    PS Walsh              Issuer   Yes    For      For

                                                                              Election of Ms PS
                                                                         6    Walsh                 Issuer   Yes    For      For

                                                                              Election of Ms LM
                                                                         7    Danon                 Issuer   Yes    For      For

                                                                              Re-appointment and
                                                                              remuneration of
                                                                         8    auditor               Issuer   Yes    For      For

                                                                              Authority to allot
                                                                         9    securities            Issuer   Yes    For      For

                                                                              Disapplication of
                                                                         10   pre-emption rights    Issuer   Yes    For      For

                                                                              Authority to
                                                                         11   purchase own shares   Issuer   Yes    For      For

                                                                              Authority to make
                                                                              EU political
                                                                         12   donations/expenditure Issuer   Yes    For      For

                                                                              Adoption of Diageo
                                                                              PLC 2006 Irish
                                                                              profit sharing
                                                                         13   scheme                Issuer   Yes    For      For

                                                                              Amendments to Diego
                                                                              Executive share
                                                                         14   option plan           Issuer   Yes    For      For


                                                                              Approval of
Fidelity                                                                      agreement and plan
National                                                                      of merger dated
Financial, Inc.    FNF      316326107    10/23/06    9/11/06   Annual    1    6/25/06               Issuer   Yes    For      For

                                                                              Election of 2 (two)
                                                                         2    directors             Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of KPMG, LLP as
                                                                              independent auditor
                                                                         3    for 2006              Issuer   Yes    For      For


Doral Financial                                                               Election of 11
Corporation        DRL      25811P100    10/24/06    9/15/06   Annual    1    (eleven) Directors    Issuer   Yes    For      For

                                                                              Appointment of PWC,
                                                                              LLP as Independent
                                                                              registered public
                                                                         2    accounting firm       Issuer   Yes    For      For


Nuveen Floating
Rate Income FD-                                                               Election of 7
Common             JFR      67072T108    11/14/06    9/18/06   Annual    1    (seven) Directors     Issuer   Yes    For      For


Wm. Wrigley Jr.                                                               Election of 4
Company            WWY      982526105     3/14/07    1/12/07   Annual    1    (four) Directors      Issuer   Yes    For      For

                                                                              Amendment to the
                                                                              2nd restated
                                                                              certificate of
                                                                              Incorporation to
                                                                              permit amendment of
                                                                              the bylaws of the
                                                                              company to adopt
                                                                              majority voting for
                                                                              the election of
                                                                         2    directors             Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of accounting firm
                                                                         3    for the YE 2007       Issuer   Yes    For      For


Lennar                                                                        Election of 3
Corporation        LEN        526057104   3/28/07    2/9/07    Annual    1    (three) Directors     Issuer   Yes    For      For

                                                                              Approval of the
                                                                              Lennar Corp 2007
                                                                         2    Incentive Plan.       Issuer   Yes    Against  Against

                                                                              Approval of the
                                                                              Lennar Corp 2007
                                                                              Incentive
                                                                         3    Compensation Plan.    Issuer   Yes    Against  Against

                                                                              Stockholder
                                                                              Proposal Regarding
                                                                              Sustainability
                                                                         4    Report                Issuer   Yes    Against  For

                                                                              Stockholder
                                                                              Proposal Regarding
                                                                              Executive
                                                                         5    Compensation.         Issuer   Yes    Against  For


Washington                                                                    Election of 13
Mutual, Inc.       WM         939322103   4/17/07    2/28/07   Annual    1    (thirteen) Directors  Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Deloitte &
                                                                              Touche LLP as
                                                                         2    Auditor for 2007      Issuer   Yes    For      For

                                                                              Proposal relating
                                                                              to the executive
                                                                              retirement plan
                                                                         3    policies              Holder   Yes    Against  For

                                                                              Proposal relating
                                                                              to the director
                                                                         4    election process      Holder   Yes    Against  For

                                                                              Proposal relating
                                                                              to the director
                                                                              nominee
                                                                              qualification
                                                                         5    requirements          Holder   Yes    Against  For


F&C Claymore PFD
Sec Income FD -                                                               Election of 1 (one)
Common             FFC        338478100   4/20/07    1/26/07   Annual    1    Director              Issuer   Yes    For      For


F&C Claymore
Total Return                                                                  Election of 1 (one)
Fund - Common      FLC        338479108   4/20/07    1/26/07   Annual    1    Director              Issuer   Yes    For      For


Nationwide
Health                                                                        Election of 3
Propertied, Inc.   NHP        638620104   4/24/07    3/2/07    Annual    1    (three) Directors     Issuer   Yes    For      For

                                                                              Approve the share
                                                                              increase amendment
                                                                              to amend the
                                                                              charter to increase
                                                                              the number of
                                                                              authorized shares
                                                                         2    of common stock       Issuer   Yes    Against  Against

                                                                              Approve the REIT
                                                                              protection
                                                                              amendment to amend
                                                                              the charter to
                                                                              augment, enhance
                                                                              and clarify stock
                                                                              ownership
                                                                              restrictions to
                                                                              protect status as a
                                                                              real estate
                                                                              investment trust
                                                                         3    for tax purposes      Issuer   Yes    For      For

                                                                              Ratify the
                                                                              appointment of
                                                                              Ernst & Young LLP
                                                                              as accountant for
                                                                         4    YE 12/07              Issuer   Yes    For      For


                                                                              Election of four
Eaton Corporation  ETN        278058102   4/25/07    2/26/07   Annual    1    (4) Directors         Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Ernst & Young
                                                                              LLP as independent
                                                                         2    auditor for 2007      Issuer   Yes    For      For


Anheuser-Busch                                                                Election of 6 (six)
Companies. Inc.    BUD      035229103     4/25/07    2/28/07   Annual    1    Directors             Issuer   Yes    For      For

                                                                              Approval of 2007
                                                                              Equity and
                                                                         2    Incentive Plan        Issuer   Yes    Against  Against

                                                                              Approval of Global
                                                                              Employee Stock
                                                                         3    Purchase Plan         Issuer   Yes    Against  Against

                                                                              Approval of
                                                                         4    accounting firm       Issuer   Yes    For      For

                                                                              Proposal concerning
                                                                              report on
                                                                              charitable
                                                                         5    contributions plan    Holder   Yes    Against  For


                                                                              Election of 11
Johnson & Johnson  JNJ        478160104   4/26/07    2/27/07   Annual    1    (eleven) Directors    Issuer   Yes    For      For

                                                                              Ratify PWC LLP as
                                                                         2    accounting firm       Issuer   Yes    For      For

                                                                              Proposal on
                                                                              majority voting
                                                                              requirements for
                                                                         3    director nominees     Holder   Yes    Against  For

                                                                              Proposal on
                                                                              supplemental
                                                                         4    retirement plan       Holder   Yes    Against  For


                                                                              Election of 12
Pfizer Inc.        PFE        717081103    4/26/07     3/1/07  Annual    1    (twelve) Directors    Issuer   Yes    For      For

                                                                              Ratify KPMG LLP as
                                                                              accounting firm for
                                                                         2    2007                  Issuer   Yes    For      For

                                                                              Proposal relating
                                                                         3    to cumulative voting  Holder   Yes    Against  For

                                                                              Proposal requesting
                                                                              report on exporting
                                                                              animal
                                                                         4    experimentation       Holder   Yes    Against  For

                                                                              Request report on
                                                                              feasibility of
                                                                              amending Pfizer's
                                                                              policy on
                                                                              laboratory animal
                                                                         5    care and use          Holder   Yes    Against  For

                                                                              Proposal relating
                                                                              to qualification
                                                                              for director
                                                                         6    nominees              Holder   Yes    Against  For


Regency Centers                                                               Election of 11
Corporation        REG        758849103     5/1/07     3/7/07            1    (eleven) Directors    Issuer   Yes    For      For

                                                                              Ratify KPMG LLP as
                                                                              accounting firm for
                                                                         2    2007                  Issuer   Yes    For      For


                                                                              Approval of
                                                                              proposal to
                                                                              reorganize from a
                                                                              CA Corporation to a
Public Storage,                                                               MD real estate
Inc.               PSAV     74460D588       5/3/07    3/23/07  Annual    1    investment trust      Issuer   Yes    For      For

                                                                              Approval of
                                                                              adjournments or
                                                                              postponements of
                                                                              the meeting if
                                                                         2    necessary             Issuer  Abstain Abstain  Abstain


Standard Pacific                                                              Election of 3
Corp.              SPF      85375C101       5/9/07    3/12/07  Annual    1    (three) Directors     Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Ernst & Young
                                                                              LLP as accounting
                                                                         2    firm for 2007         Issuer   Yes    For      For


                                                                              Election of 4
Pulte Homes, Inc.  PHM        745867101    5/10/07    3/13/07  Annual    1    (four) Directors      Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Ernst & Young
                                                                              LLP as accounting
                                                                         2    firm for 2007         Issuer   Yes    For      For

                                                                              Request election of
                                                                              Directors by a
                                                                              majority rather
                                                                         3    than a plurality      Holder   Yes    For      Against

                                                                              Declassification of
                                                                              the board of
                                                                         4    directors             Holder   Yes    For      Against

                                                                              Request the
                                                                              formation of a
                                                                              majority vote
                                                                              shareholder
                                                                         5    committee             Holder   Yes    Against  For

                                                                              Proposal regarding
                                                                              the use of
                                                                              performance-based
                                                                         6    options               Holder   Yes    For      Against


General Growth                                                                Election of 3
Properties, Inc.   GGP        370021107   5/15/07    3/16/07   Annual    1    (three) Directors     Issuer   Yes    For      For

                                                                              Amendment &
                                                                              Restatement of the
                                                                              employee stock
                                                                         2    purchase plan         Issuer   Yes    Against  Against

                                                                              Ratify the
                                                                              selection of
                                                                              independent public
                                                                         3    accountants           Issuer   Yes    For      For

                                                                              Proposal to
                                                                              declassify the
                                                                         4    board of directors    Holder   Yes    For      Against


Health
Management                                                                    Election of 9
Associates, Inc.   HMA        421933102   5/15/07    3/23/07   Annual    1    (nine) Directors      Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Ernst & Young
                                                                              LLP as accounting
                                                                         2    firm for 2007         Issuer   Yes    For      For


Avalon bay                                                                    Election of 9
Communities, Inc.  AVB      053484101     5/16/07    2/28/07   Annual    1    (nine) Directors      Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of Ernst & Young
                                                                              LLP as accounting
                                                                         2    firm for 2007         Issuer   Yes    For      For


Marsh & McLennan                                                              Election of
Companies, Inc.    MMC      571748102     5/17/07    3/20/07   Annual    1a   Director Z. Carter    Issuer   Yes    For      For

                                                                              Election of
                                                                         1b   Director O. Fanjul    Issuer   Yes    For      For

                                                                              Ratification of
                                                                              selection of
                                                                              independent
                                                                              registered public
                                                                         2    accounting firm       Issuer   Yes    For      For

                                                                              Approval of
                                                                              amendment of stock
                                                                              purchase plan for
                                                                              international
                                                                         3    employees             Issuer   Yes    Against  Against

                                                                              Political
                                                                         4    contributions         Holder   Yes    Against  For


Redwood Trust,                                                                Election of 3
Inc.               RWT      758075402     5/18/07    3/30/07   Annual    1    (three) Directors     Issuer   Yes    For      For


Sun Communities,                                                              Election of 2 (two)
Inc.               SUI      866674104     5/23/07    4/13/07   Annual    1    Directors             Issuer   Yes    For      For


Fidelity
National                                                                      Election of 4
Financial, Inc.    FNF      31620R105     5/23/07    4/16/07   Annual    1    (four) Directors      Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of KPMG LLP as
                                                                              independent
                                                                              registered public
                                                                              accounting firm for
                                                                         2    YE 2007               Issuer   Yes    For      For


Fidelity Nat'l
Information                                                                   Election of 4
Services Inc       FIS      31620M106     5/23/07    4/16/07   Annual    1    (four) Directors      Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of KPMG LLP as
                                                                              independent
                                                                              registered public
                                                                              accounting firm for
                                                                         2    YE 2007               Issuer   Yes    For      For


                                                                              Election of
                                                                              Director: D.
Home Depot, Inc.   HD       437076102     5/24/07    3/26/07   Annual    1a   Batchelder            Issuer   Yes    For      For

                                                                              Election of
                                                                         1b   Director: F. Blake    Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: G.
                                                                         1c   Brenneman             Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: J.
                                                                         1d   Clendenin             Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: C.
                                                                         1e   Gonzales              Issuer   Yes    For      For

                                                                              Election of
                                                                         1f   Director: M. Hart     Issuer   Yes    For      For

                                                                              Election of
                                                                         1g   Director: B. Hill     Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: L.
                                                                         1h   Jackson, Jr.          Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: H.
                                                                         1i   Johnson-Leipold       Issuer   Yes    For      For

                                                                              Election of
                                                                              Director: L.
                                                                         1j   Johnston              Issuer   Yes    For      For

                                                                              Election of
                                                                         1k   Director: K. Langone  Issuer   Yes    For      For

                                                                              Ratify appointment
                                                                              of KPMG LLP as
                                                                              accounting firm for
                                                                         2    2007                  Issuer   Yes    For      For

                                                                              Proposal regarding
                                                                              poison pill
                                                                         3    implementation        Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                              employment
                                                                              diversity report
                                                                              disclosure poison
                                                                         4    pill implementation   Holder   Yes    Against  For

                                                                              Proposal regarding
                                                                              executive officer
                                                                         5    compensation          Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                         6    management bonuses    Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                         7    retirement benefits   Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                         8    equity compensation   Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                              pay-for-superior
                                                                         9    performance           Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                              political
                                                                         10   nonpartisanship       Holder   Yes    For      Against

                                                                              Proposal regarding
                                                                         11   chairman and CEO      Holder   Yes    For      Against


                                                                              Election of
First American                                                                fourteen (14)
Corporation        FAF      318522307     5/24/07    3/30/07   Annual    1    Directors             Issuer   Yes    For      For

                                                                              Ratify selection of
                                                                              PWC LLP as
                                                                              accounting firm for
                                                                         2    2007                  Issuer   Yes    For      For


                                                                              Election of fifteen
Wal-Mart           WMT      931142103     6/1/07     4/5/07    Annual    1    (15) Directors        Issuer   Yes    For      For

                                                                              Ratification of
                                                                              Ernst & Young, LLP
                                                                              as independent
                                                                         2    accountants           Issuer   Yes    For      For

                                                                              Charitable
                                                                         3    contributions report  Holder   Yes    Against  For

                                                                              Universal Health
                                                                         4    Care Policy           Holder   Yes    Against  For

                                                                              Pay-for-Superior
                                                                         5    Performance           Holder   Yes    Against  For

                                                                              Equity Compensation
                                                                         6    Glass Ceiling         Holder   Yes    Against  For

                                                                              Compensation
                                                                         7    Disparity             Holder   Yes    Against  For

                                                                              Business Social
                                                                              Responsibility
                                                                         8    Report                Holder   Yes    Against  For

                                                                              Executive
                                                                         9    Compensation Vote     Holder   Yes    Against  For

                                                                              Political
                                                                         10   Contributions Report  Holder   Yes    Against  For

                                                                              Social & Reputation
                                                                         11   Impact Report         Holder   Yes    Against  For

                                                                         12   Cumulative Voting     Holder   Yes    Against  For

                                                                              Qualification for
                                                                         13   Director Nominees     Holder   Yes    Against  For


                                                                              Election of four
Caterpillar, Inc.  CAT      149123101     6/13/07    4/16/07   Annual    1    (4) Directors         Issuer   Yes    For      For

                                                                         2    Ratify Auditors       Issuer   Yes    For      For

                                                                         3    Separate CEO & Chair  Holder   Yes    For      Against

                                                                              Majority vote
                                                                         4    standard              Holder   Yes    Against  For


MDC Holdings,                                                                 Election of one (1)
Inc.               MDC      552676108     6/25/07    4/27/07   Annual    1    Director              Issuer   Yes    For      For


Doral Financial                                                               Issuance of shares
Corporation        DRL      25811P100     7/17/07    6/11/07   Annual    1    of common stock       Issuer   Yes    For      For

                                                                              Amendment to
                                                                              restated
                                                                              certificate of
                                                                              incorporation to
                                                                              increase the number
                                                                              of authorized
                                                                              shares of our
                                                                              capital stock and
                                                                         2    common stock          Issuer   Yes    For      For

                                                                              Amendment  to our
                                                                              restated
                                                                              certificate of
                                                                              incorporation to
                                                                              decrease the par
                                                                              value of our common
                                                                         3    shares.               Issuer   Yes    For      For

                                                                              Amendment to our
                                                                              restated
                                                                              certificate of
                                                                              incorporation to
                                                                              effect a 1 for 20
                                                                              reverse stock split
                                                                              together with a
                                                                              corresponding
                                                                              reduction in the
                                                                              number of
                                                                              authorized shares
                                                                              of our common stock
                                                                         4    and capital stock     Issuer   Yes    For      For

                                                                              Election of ten
                                                                         5    (10) Directors        Issuer   Yes    For      For

                                                                              Appointment of PWC,
                                                                              LLP as independent
                                                                              registered public
                                                                              accounting firm for
                                                                         6    2007                  Issuer   Yes    For      For

                                                                              Adjournment of
                                                                              postponement of
                                                                              meeting to permit
                                                                              further
                                                                              solicitation of
                                                                         7    proxies               Issuer   Yes    For      For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Boulder Growth & Income Fund, Inc.
          ----------------------------------------------------------------------

By (Signature and Title)*    /s/ Stephen C. Miller
          ----------------------------------------------------------------------
                          Stephen C. Miller, President
                          (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.